INCOME TAXES (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Deferred tax assets	$ 3,065	$ 521,856	$ 1,059,382
Less Valuation allowance	(3,065)	(521,856)	(1,059,382)
Net deferred tax assets	0	0	0
Canada [Member]
Deferred tax assets	763	135,390	351,500
Hong Kong [Member]
Deferred tax assets	546	23,638	39,714
PRC [Member]
Deferred tax assets	$ 1,756	$ 362,828	$ 668,168